Income Taxes - Disclosure of detailed information about income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 4,924	$ 1,336
Deferred tax recovery	(416)	(15)
Total income tax expense	$ 4,508	$ 1,321